INVESTMENT SECURITIES (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended																		3 Months Ended	12 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Government Sponsored Enterprise mortgage-backed securities	Dec. 31, 2012 Government Sponsored Enterprise mortgage-backed securities	Dec. 31, 2011 Government Sponsored Enterprise mortgage-backed securities	Sep. 30, 2013 Government Sponsored Enterprise mortgage-backed securities First Community Bank	Dec. 31, 2012 Government Sponsored Enterprise mortgage-backed securities First Community Bank	Sep. 30, 2013 Small Business Administration pools	Dec. 31, 2012 Small Business Administration pools	Dec. 31, 2011 Small Business Administration pools	Sep. 30, 2013 Corporate and other securities	Dec. 31, 2012 Corporate and other securities	Dec. 31, 2011 Corporate and other securities	Sep. 30, 2013 Corporate bonds	Dec. 31, 2012 Corporate bonds	Dec. 31, 2011 Corporate bonds	Dec. 31, 2012 Corporate bonds Above Investment Grade item	Sep. 30, 2011 Preferred term security	Dec. 31, 2011 Preferred term security	Sep. 30, 2011 Municipal bonds item	Dec. 31, 2011 SLM Corporation bond Below Investment Grade	Sep. 30, 2013 Non-agency mortgage-backed /CMO securities	Sep. 30, 2012 Non-agency mortgage-backed /CMO securities	Sep. 30, 2013 Non-agency mortgage-backed /CMO securities	Sep. 30, 2012 Non-agency mortgage-backed /CMO securities item	Dec. 31, 2012 Non-agency mortgage-backed /CMO securities item	Dec. 31, 2011 Non-agency mortgage-backed /CMO securities item	Dec. 31, 2010 Non-agency mortgage-backed /CMO securities item	Dec. 31, 2009 Non-agency mortgage-backed /CMO securities item	Sep. 30, 2013 Non-agency mortgage-backed /CMO securities First Community Bank	Dec. 31, 2012 Non-agency mortgage-backed /CMO securities First Community Bank	Sep. 30, 2013 State and local government	Dec. 31, 2012 State and local government	Dec. 31, 2011 State and local government
Fair Value
Less than 12 months	$ 115,058,000		$ 115,058,000		$ 36,274,000	$ 32,735,000		$ 55,079,000	$ 22,662,000	$ 25,113,000			$ 26,680,000	$ 11,013,000	$ 6,108,000	$ 872,000		$ 940,000									$ 784,000		$ 784,000			$ 574,000					$ 30,220,000	$ 2,599,000
12 months or more	11,477,000		11,477,000		9,443,000	19,271,000		6,340,000	4,583,000	3,269,000			4,130,000	2,447,000	2,203,000	50,000	50,000	524,000									739,000		739,000		2,363,000	13,275,000					218,000
Total	126,535,000		126,535,000		45,717,000	52,006,000		61,419,000	27,245,000	28,382,000			30,810,000	13,460,000	8,311,000	922,000	50,000	1,464,000									1,523,000		1,523,000		2,363,000	13,849,000					30,438,000	2,599,000
Unrealized Loss
Less than 12 months	4,088,000		4,088,000		437,000	264,000		1,291,000	233,000	163,000			679,000	158,000	38,000	45,000		60,000									21,000		21,000			3,000					1,976,000	46,000
12 months or more	281,000		281,000		397,000	2,214,000		86,000	13,000	24,000			160,000	5,000	6,000	1,000	1,000	26,000									12,000		12,000		378,000	2,158,000					22,000
Total	4,369,000		4,369,000		834,000	2,478,000		1,377,000	246,000	187,000			839,000	163,000	44,000	46,000	1,000	86,000									33,000		33,000		378,000	2,161,000					1,998,000	46,000
Amortized cost of securities	228,443,000		228,443,000		203,445,000	201,032,000					123,700,000	107,300,000																							2,500,000	3,100,000
Fair value of securities	228,443,000		228,443,000		203,445,000	201,032,000					123,500,000	109,400,000	57,961,000	54,993,000	36,479,000	2,302,000	2,401,000	2,400,000	1,000,000	1,000,000	1,400,000														2,500,000	2,700,000	41,353,000	32,373,000	20,488,000
Number of securities with OTTI																														2	2	3	9	5
Fair value of securities with OTTI																														2,500,000	2,500,000
Impairment charges recognized in earnings, credit component				200,000	200,000	297,000	1,452,000																							199,800	199,800	293,000	477,000	491,000
Estimated credit losses				415,000	415,000	262,000	4,310,000																	4,000			0	0	0	199,800	199,800
OTTI recognized in other comprehensive income (non-credit component)				215,000	215,000	(35,000)	2,858,000																									(35,000)	2,900,000	1,700,000
Number of investments rated above investment grade																						1
OTTI charges				415,000	415,000	262,000	4,310,000																	4,000			0	0	0	199,800	199,800
Gain on sale of securities	90,000	0	238,000	2,000,000	2,200,000	2,600,000	2,500,000																		488,000
Losses recorded, excluding OTTI																							455,000			73,000
Number of securities sold																									2
Book value of securities sold																										$ 1,000,000